Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The Company recorded share‑based compensation expense in the following expense categories of its consolidated statements of operations for the years ended December 31, 2018 and 2017 (in thousands):

	Years Ended December 31,
	2018	2017
Research and development	$146	$209
General and administrative	124	246
	$270	$455

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
For the years ended December 31, 2018 and 2017, the grant date fair value of all option grants was estimated at the time of grant using the Black‑Scholes option‑pricing model using the following weighted average assumptions:

	Years Ended December 31,
	2018	2017
Expected term (in years)	6.0	3.7
Expected volatility	44.4%	33.2%
Risk-free rate	2.8%	1.8%
Dividend yield	—	—

Share-based Compensation, Stock Options, Activity
The following table summarizes the activity related to stock option grants to employees and nonemployees for the years ended December 31, 2018 and 2017:

	Number of Shares under Option Plan	Weighted-Average Exercise Price per Option	Weighted- Average Remaining Contractual Life (in years)
Outstanding at January 1, 2017	4,250,668	$0.46
Granted	2,531,000	0.51
Anti-dilution adjustment to number of options	5,087,728	0.42
Expired	(326,196)	1.21
Forfeited	(125,025)	0.40
Outstanding at December 31, 2017	11,418,175	0.45
Granted	90,000	0.55
Expired	(544,765)	1.00
Forfeited	(894,666)	0.41
Outstanding at December 31, 2018	10,068,744	$0.40	3.51
Exercisable at December 31, 2018	6,652,354	$0.39	2.85
Vested and expected to vest at December 31, 2018	10,068,744	$0.40	3.51